Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [abstract]
Goods and services	kr 128,211	kr 133,848	kr 137,458
Employee remuneration	76,502	77,774	80,054
Amortization and depreciation	8,451	8,886	10,223
Impairments and obsolescence allowances, net of reversals	11,531	1,325	1,438
Financial expenses	843	2,158	2,458
Taxes	(4,267)	2,131	6,199
Expenses incurred	221,271	226,122	237,830
Inventory increase/decrease	4,070	(606)	(394)
Additions to capitalized development	(1,444)	(4,483)	(3,302)
Expenses charged to the income statement	kr 223,897	kr 221,033	kr 233,888